Acquisitions - Additional Information (Detail) - iSheriff [Member] - USD ($)		3 Months Ended	12 Months Ended
	Nov. 21, 2016	Mar. 31, 2017	Mar. 31, 2017
Business Acquisition [Line Items]
Total preliminary purchase price	$ 6,200,000
Cash payment	5,600,000
Purchase price held back	600,000
Business combination, indemnification period			1 year
Contingent consideration related to discretionary purchase price	2,000,000
Fair value of contingent consideration	$ 0
Acquisition-related expenses		$ 700,000